New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New accounting standards not yet in effect
32.
New accounting standards not yet in effect

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 18– Presentation and disclosure in financial statements	January 1, 2027

IFRS 18 Presentation and disclosure in financial statements

IFRS 18 will replace IAS 1 Presentation of Financial Statement and will apply to annual reports beginning on or after 1° January 2027. The standard introduces the following new requirements:

• Entities will be required to classify revenues and expenses into five categories in the statement of profit or loss, which are operating, investing, financing, discontinued operations and income taxes. Entities will also be required to present the operating profit line. Net income will remain unchanged.

• Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.

• Enhanced guidance is provided on how information should be presented in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for statements of cash flows when presenting operating cash flows under the indirect method.

The Company’s management is evaluating the impact the application of these amendments.